MARKETABLE SECURITIES:	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 – MARKETABLE SECURITIES:

The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2022	2023
Level 2 securities:
U.S government and agency bonds	1,494	-
Other foreign government bonds	-	3,899
Corporate bonds*	7,184	13,964
Total	8,678	17,863

* Investments in Corporate bonds rated A or higher.

The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended December 31, 2022	For the Six Months ended June 30, 2023

Balance at beginning of the period	1,709	8,678
Additions	10,006	17,114
Sale or maturity	(2,918)	(7,995)
Changes in fair value during the period	(119)	66
Balance at end of the period	8,678	17,863

As of June 30, 2023, the Company’s debt securities had the following maturity dates:

Market value
June 30,
2023
Due within one year	7,445
Between 1-2 years	10,418

The carrying amount of the cash and cash equivalents, bank deposits, restricted cash, restricted long term deposits, receivables from collaborative arrangements, accrued expenses and other liabilities approximates their fair value.